Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2025	$ 636,975	$ 707,907
2026	662,675	596,737
2027	689,661	608,834
2028	717,996	621,537
2029		634,874
2030 and thereafter	697,248	703,872
Total Lease Payment	3,559,579	3,873,761
Less: Imputed Interest	945,097	1,115,125
Present value of lease liabilities	$ 2,614,482	$ 2,758,636	$ 2,747,897